CONSOLIDATED CASH FLOW STATEMENT (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED CASH FLOW STATEMENT (Details) [Line Items]
Cash and cash equivalents held by entity unavailable for use by group	£ 40	£ 2,322
Previously stated [member]
CONSOLIDATED CASH FLOW STATEMENT (Details) [Line Items]
Cash and cash equivalents held by entity unavailable for use by group		£ 48	£ 14,475